Earnings/(Loss) Per Share - Schedule of Basic and Diluted Net Earnings/(Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss)/income	$ 4,558	$ 2,811	$ (19,853)
Net (loss)/income attributable to ordinary shareholders of the Company for computing basic and diluted net loss/earnings per share	4,558	2,811	(19,853)
Net income/(loss) attributable to ordinary shareholders of the Company for computing diluted net loss per share	$ 4,558	$ 2,811	$ (19,853)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss/earnings per share (in Shares)	376,344,425	371,726,318	312,485,140
Weighted average number of ordinary shares outstanding used in calculating diluted net loss/earnings per share (in Shares)	376,344,425	371,726,318	312,485,140
Basic and diluted net (loss)/earnings per ordinary share (in Dollars per share)	$ 0.01	$ 0.01	$ (0.06)
Diluted net loss per ordinary share (in Dollars per share)	$ 0.01	$ 0.01	$ (0.06)